Accounts Receivable, net (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Bad Debt Expense	$ (41,481)	$ (3,553)	$ (43,774)	$ (19,985)	$ (2,815)	$ 89,715